LONG-TERM DEBT - Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LONG-TERM DEBT
Interest on Notes	$ 72,795	$ 77,739
Stand-by fees on credit facilities	5,546	5,107
Amortization of credit facilities, financing and note issuance costs	3,778	3,594
Interest on Credit Facility	1,549	5,304
Accretion expense on reclamation provisions	6,554	3,502
Interest on lease obligations, other interest and penalties	5,329	2,684
Interest capitalized to assets under construction	(3,509)	(2,796)
Total finance costs	$ 92,042	$ 95,134
Capitalization rate (as a percent)	1.20%	1.18%